Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	2019		2018

Cash on hand in banks	Ps.	96,008	46,445

Time deposits		117,689	130,938

	Ps.	213,697	177,383